UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA               August 13, 2010
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          39

Form 13F Information Table Value Total:    $350,787
                                            (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP


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                                                        Akre Capital Management, LLC
                                                                 FORM 13F
                                                                 30-June-10


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COLUMN 1                       COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                                TITLE                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION   MGRS       SOLE    SHARED  NONE


99 CENTS ONLY STORES          COM             65440K106    3,483      235,352 SH          SOLE       NONE      235,352
AMERICAN TOWER CORP           CL A            029912201   47,598    1,069,609 SH          SOLE       NONE    1,069,609
ANNALY CAP MGMT INC           COM             035710409      379       22,100 SH          SOLE       NONE       22,100
BECTON DICKINSON & CO         COM             075887109    3,381       50,000 SH          SOLE       NONE       50,000
BERKLEY W R CORP              COM             084423102    2,646      100,000 SH          SOLE       NONE      100,000
BERKSHIRE HATHAWAY INC DEL    CL A            084670108    9,240           77 SH          SOLE       NONE           77
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702    6,778       85,050 SH          SOLE       NONE       85,050
CSX CORP                      COM             126408103      882       17,768 SH          SOLE       NONE       17,768
CARMAX INC                    COM             143130102    9,097      457,140 SH          SOLE       NONE      457,140
DOLLAR TREE INC               COM             256746108   25,440      611,097 SH          SOLE       NONE      611,097
ENSCO PLC                     SPONSORED ADR   29358Q109    1,964       50,000 SH          SOLE       NONE       50,000
ENSTAR GROUP LIMITED          SHS             G3075P101   26,341      396,470 SH          SOLE       NONE      396,470
ENTERPRISE GP HLDGS L P       UNIT LP INT     293716106      418        8,805 SH          SOLE       NONE        8,805
EXXON MOBIL CORP              COM             30231G102      254        4,453 SH          SOLE       NONE        4,453
FACTSET RESH SYS INC          COM             303075105   10,986      164,000 SH          SOLE       NONE      164,000
FIRST FINL HLDGS INC          COM             320239106      229       20,000 SH          SOLE       NONE       20,000
FRANKLIN STREET PPTYS CORP    COM             35471R106      236       20,000 SH          SOLE       NONE       20,000
FOX CHASE BANCORP             COM             35137P106      957      100,000 SH          SOLE       NONE      100,000
GREENLIGHT CAPITAL RE LTD     CL A            G4095J109      678       26,910 SH          SOLE       NONE       26,910
HARTFORD FINL SVCS GROUP INC  COM             416515104    1,106       50,000 SH          SOLE       NONE       50,000
HARTFORD FINL SVCS GROUP INC  DEP CONV PFD    416515708   17,541      758,045 SH          SOLE       NONE      758,045
LAMAR ADVERTISING CO          CL A            512815101   27,912    1,138,320 SH          SOLE       NONE    1,138,320
MSCI INC                      CL A            55354G100    4,110      150,000 SH          SOLE       NONE      150,000
MARKEL CORP                   COM             570535104   39,170      115,206 SH          SOLE       NONE      115,206
MASTERCARD INC                CL A            57636Q104    5,986       30,000 SH          SOLE       NONE       30,000
MIDDLEBURG FINANCIAL CORP     COM             596094102    1,868      134,280 SH          SOLE       NONE      134,280
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102      410       13,340 SH          SOLE       NONE       13,340
O REILLY AUTOMOTIVE INC       COM             686091109   22,485      472,781 SH          SOLE       NONE      472,781
OPTIONSXPRESS HLDGS INC       COM             684010101    6,296      400,000 SH          SOLE       NONE      400,000
PENN NATL GAMING INC          COM             707569109    8,571      371,045 SH          SOLE       NONE      371,045
PRICE T ROWE GROUP INC        COM             74144T108    3,675       82,800 SH          SOLE       NONE       82,800
ROSS STORES INC               COM             778296103   22,877      429,285 SH          SOLE       NONE      429,285
TD AMERITRADE HLDG CORP       COM             87236Y108    6,120      400,000 SH          SOLE       NONE      400,000
TJX COS INC NEW               COM             872540109    9,795      233,500 SH          SOLE       NONE      233,500
TRADESTATION GROUP INC        COM             89267P105    2,025      300,000 SH          SOLE       NONE      300,000
TRANSATLANTIC HLDGS INC       COM             893521104    7,194      150,000 SH          SOLE       NONE      150,000
VISA INC                      COM CL A        92826C839    3,537       50,000 SH          SOLE       NONE       50,000
WHITE RIVER CAPITAL INC       COM             96445P105    1,272       93,273 SH          SOLE       NONE       93,273
WMS INDS INC                  COM             929297109    7,850      200,000 SH          SOLE       NONE      200,000

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